Financial Instruments - Balance Sheet Location (Table) (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Derivative Instruments designated as hedging instruments
Total Derivatives	$ 84,150	$ 651,896
Current liabilities - Interest rate swaps
Derivative Instruments designated as hedging instruments
Interest rate swaps	190,973	397,964
Long-Term Liabilities - Interest rate swaps
Derivative Instruments designated as hedging instruments
Interest rate swaps	0	253,932
Current assets - Interest rate swaps
Derivative Instruments designated as hedging instruments
Interest rate swaps	$ (106,823)	$ 0